capital structure financial policies (Tables)	6 Months Ended
Jun. 30, 2018
capital structure financial policies
Disclosure of financial objectives that support the entity's long-term strategy

		2018		2017
As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective	As currently reported	Excluding effects of implementing IFRS 9 and IFRS 15 1
Components of debt and coverage ratios
Net debt 2		$13,667	$13,667	$13,404
EBITDA — excluding restructuring and other costs 3		$5,133	$5,030	$4,806
Net interest cost 4		$589	$589	$560
Debt ratio
Net debt to EBITDA — excluding restructuring and other costs	2.00 – 2.50 5	2.66	2.72	2.79
Coverage ratios
Earnings coverage 6		4.7	4.5	4.0
EBITDA — excluding restructuring and other costs interest coverage 7		8.8	8.5	8.6

(1)

We have not recast comparative amounts for purposes of managing capital; as set out in Note 2(a), a practical expedient that we are using in transitioning to IFRS 15 is that we are not recasting for contracts that were completed as at January 1, 2017, or earlier. Accordingly, amounts prior to fiscal 2017 included in the comparative 12-month period ended June 30, 2017, have not been prepared on a basis including IFRS 9 and IFRS 15. For purposes of assessing results compared to the prior period, we have excluded the effects of implementing IFRS 9 and IFRS 15 from our fiscal 2018 results.

(2)	Net debt is calculated as follows:

As at June 30	Note	2018	2017
Long-term debt	26	$14,145	$13,544
Debt issuance costs netted against long-term debt		93	74
Derivative (assets) liabilities, net		63	64
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt (excluding tax effects)		(64)	(7)
Cash and temporary investments, net		(683)	(371)
Short-term borrowings	22	113	100

Net debt		$13,667	$13,404

(3)	EBITDA — excluding restructuring and other costs is calculated as follows:

	As currently reported			Excluding effects of implementing IFRS 9 and IFRS 15
	EBITDA (Note 5)	Restructuring and other costs (Note 16)	EBITDA – excluding restructuring and other costs	EBITDA (Note 5)	Restructuring and other costs (Note 16)	EBITDA – excluding restructuring and other costs
	(adjusted – Note 2(c))
Add
Six-month period ended June 30, 2018	$2,520	$69	$2,589	$2,542	$73	$2,615
Year ended December 31, 2017	4,910	117	5,027	4,774	139	4,913
Deduct
Six-month period ended June 30, 2017	(2,443)	(40)	(2,483)	(2,455)	(43)	(2,498)

	$4,987	$146	$5,133	$4,861	$169	$5,030

(4)

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost).

(5)

Our long-term objective range for this ratio is 2.00 — 2.50 times. The ratio as at June 30, 2018, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but will endeavour to return this ratio to within the objective range in the medium term, as we believe that this range is supportive of our long-term strategy. We are in compliance with our credit facilities leverage ratio covenant, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.00:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

(6)

Earnings coverage is defined as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest.

(7)

EBITDA — excluding restructuring and other costs interest coverage is defined as EBITDA — excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Disclosure of the dividend payout ratio

		2018		2017
For the 12-month periods ended June 30 ($ in millions)	Objective	As currently reported	Excluding effects of implementing IFRS 9 and IFRS 15
Dividend payout ratio	65%–75% 1	77%	82%	91%
Dividend payout ratio of adjusted net earnings		77%	82%	78%

(1)

Our objective range for the dividend payout ratio is 65%—75% of sustainable earnings on a prospective basis; we currently expect that we will be within our target guideline on a prospective basis within the medium term. Adjusted net earnings attributable to Common Shares is calculated as follows:

	2018		2017
12-month periods ended June 30	As currently reported	Excluding effects of implementing IFRS 9 and IFRS 15
	(adjusted – Note 2(c))
Net income attributable to Common Shares	$1,556	$1,464	$1,241
Gain and net equity income related to real estate redevelopment project, after income taxes	1	1	(13)
Business acquisition-related provisions, after income taxes	(22)	(22)	8
Income tax-related adjustments	21	21	(19)
Immediately vesting transformative compensation expense, after income taxes	—	—	224

Adjusted net earnings attributable to Common Shares	$1,556	$1,464	$1,441